                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act File Number 811-04854

                               The Oberweis Funds

               (Exact name of registrant as specified in charter)

                         951 Ice Cream Drive, Suite 200
                          North Aurora, Illinois 60542
               (Address of principal executive offices) (Zip code)

                                James W. Oberweis
                         Oberweis Asset Management, Inc.
                         951 Ice Cream Drive, Suite 200
                          North Aurora, Illinois 60542
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 801-6000

                      Date of fiscal year end: December 31

                    Date of reporting period: March 31, 2005

Oberweis Micro-Cap
Portfolio of Investments
March 31, 2005 (Unaudited)

                                                                       Number     Portfolio
Company Name                                                         of Shares      Value
---------------------------------------------------------------------------------------------
COMMON STOCK                                              98.4%
AUTOMOTIVE & TRANSPORTATION-  AUTOMOTIVE PARTS             0.9%
IMPCO Technologies, Inc.                                                74,346        399,609
                                                                                -------------
CONSUMER DISCRETIONARY-  ADVERTISING AGENCY                0.3%
Aptimus, Inc.                                                            6,978        128,813
                                                                                -------------
CONSUMER DISCRETIONARY-  EDUCATION SERVICES                1.7%
Competitive Technology, Inc.                                            50,083        700,160
                                                                                -------------
CONSUMER DISCRETIONARY-  LEISURE TIME                      1.8%
Aldila, Inc.                                                            44,915        759,108
                                                                                -------------
CONSUMER DISCRETIONARY-  MISCELLANEOUS                     1.7%
Barrett Business Services, Inc.                                         33,404        732,884
                                                                                -------------
CONSUMER DISCRETIONARY-  RESTAURANTS                       1.0%
Granite City Food & Brewery Ltd.                                        73,693        302,878
Mexican Restaurants, Inc.                                               13,301        120,906
                                                                                -------------
                                                                                      423,784
                                                                                -------------
CONSUMER DISCRETIONARY-  RETAIL                            1.4%
Celebrate Express, Inc.                                                 30,283        593,244
                                                                                -------------
CONSUMER DISCRETIONARY-  SERVICE COMMERCIAL                4.2%
First Advantage Corp.                                                   30,913        649,173
Health Grades, Inc.                                                    283,308      1,147,397
                                                                                -------------
                                                                                    1,796,570
                                                                                -------------
CONSUMER DISCRETIONARY-  TEXTILE APPAREL MANUFACTURES      3.4%
Innovo Group, Inc.                                                     105,384        522,705
True Religion Apparel, Inc.                                             74,559        920,804
                                                                                -------------
                                                                                    1,443,509
                                                                                -------------
CONSUMER DISCRETIONARY-  WHOLESALE                         7.0%
Central European Distribution Corp.                                     59,381      1,976,793
Lazare Kaplan International, Inc.                                       20,594        234,978
Programmer's Paradise, Inc.                                             58,672        731,053
                                                                                -------------
                                                                                    2,942,824
                                                                                -------------
FINANCIAL SERVICES-  BANKS                                 5.2%
Dearborn Bankcorp, Inc.                                                 13,335        353,378
First Regional Bankcorp, Inc.                                            7,964        501,652
Pinnacle Financial Partners, Inc.                                       44,468        921,377
St. Joseph Capital Corp.                                                12,962        439,632
                                                                                -------------
                                                                                    2,216,039
                                                                                -------------

FINANCIAL SERVICES-  FINANCIAL DATA PRODUCT SERVICES       0.8%
Cybersource Corp.                                                       68,729        353,954
                                                                                -------------
FINANCIAL SERVICES-  INSURANCE                             1.0%
HealthExtras, Inc.                                                      25,959        432,217
                                                                                -------------
FINANCIAL SERVICES-  REITS                                 1.4%
WebSideStory, Inc.                                                      46,931        574,905
                                                                                -------------
FINANCIAL SERVICES-  SAVINGS & LOANS                       0.5%
Pulaski Financial Corp.                                                 10,930        224,502
                                                                                -------------
HEALTH CARE-  BIOTECHNOLOGY                                1.6%
Anika Therapeutics, Inc.                                                24,408        312,422
Kensey Nash Corp.                                                       13,261        359,108
                                                                                -------------
                                                                                      671,530
                                                                                -------------
HEALTH CARE-  DRUGS & PHARMACEUTICALS                      1.6%
Able Laboratories, Inc.                                                 28,600        670,956
                                                                                -------------
HEALTH CARE-  ELECTRONIC MEDICAL SYSTEMS                   6.9%
Fonar Corp.                                                            146,589        199,361
Q-Med, Inc.                                                             63,474        698,214
Quality Systems, Inc.                                                   20,000        846,800
Somanetics Corp.                                                        85,622      1,131,657
                                                                                -------------
                                                                                    2,876,032
                                                                                -------------
HEALTH CARE-  FACILITIES                                   4.5%
PainCare Holdings, Inc.                                                133,211        666,055
Psychiatric Solutions, Inc.                                             26,850      1,235,100
                                                                                -------------
                                                                                    1,901,155
                                                                                -------------
HEALTH CARE-  MANAGEMENT SERVICES                          1.4%
Vital Images, Inc.                                                      38,589        582,694
                                                                                -------------
HEALTH CARE-  MEDICAL & DENTAL                             3.8%
Palomar Medical Technologies, Inc.                                      54,600      1,472,562
Vascular Solutions, Inc.                                                17,082        154,080
                                                                                -------------
                                                                                    1,626,642
                                                                                -------------
HEALTH CARE-  MISCELLANEOUS                                0.9%
A.D.A.M., Inc.                                                          65,312        366,400
                                                                                -------------
HEALTH CARE-  SERVICES                                     0.4%
Medicore, Inc.                                                          14,757        173,395
                                                                                -------------
MEDICAL-  VITAMINS & NUTRITIONAL PRODUCTS                  0.0%
Advanced Nutraceuticals, Inc.                                            4,641         15,872
                                                                                -------------
MEDICAL PRODUCTS-  ENGINEERING & CONTRACTING SERVICES      1.3%
VSE Corp.                                                               22,260        570,079
                                                                                -------------

OTHER ENERGY-  OIL CRUDE PRODUCER                          3.4%
Dawson Geophysical Co.                                                  32,190        778,998
Edge Petroleum Corp.                                                    32,892        544,692
GMX Resources, Inc.                                                     10,300        118,553
                                                                                -------------
                                                                                    1,442,243
                                                                                -------------
PRODUCER DURABLES-  CONTROL & FILTER DEVICES               3.7%
Allied Motion Technologies, Inc.                                        78,346        582,111
Hurco Cos., Inc.                                                        71,450        996,728
                                                                                -------------
                                                                                    1,578,839
                                                                                -------------
PRODUCER DURABLES-  ELECTRICAL EQUIPMENT                   1.3%
Sonic Solutions, Inc.                                                   36,800        553,840
                                                                                -------------
PRODUCER DURABLES-  ELECTRONICS                            5.7%
I.D. Systems, Inc.                                                      73,234        811,433
IRIS International, Inc.                                                61,323        688,657
Imaging Sensing Systems, Inc.                                           28,439        371,129
NovAtel, Inc.                                                           23,765        496,688
                                                                                -------------
                                                                                    2,367,907
                                                                                -------------
PRODUCER DURABLES-  MISCELLANEOUS                          3.5%
Dynamic Materials Corp.                                                 22,679        798,754
Sun Hydraulics Corp.                                                    22,924        689,095
                                                                                -------------
                                                                                    1,487,849
                                                                                -------------
PRODUCER DURABLES-  OFFICE FURNITURE & BUSINESS
EQUIPMENT                                                  1.2%
Cash Systems, Inc.                                                      70,750        528,502
                                                                                -------------
TECHNOLOGY-  COMMUNICATION                                 1.6%
Ceragon Networks Ltd.                                                  104,721        523,605
Novatel Wireless, Inc.                                                  15,350        165,012
                                                                                -------------
                                                                                      688,617
                                                                                -------------
TECHNOLOGY-  COMPUTER TECHNOLOGY                           2.2%
ACE COMM Corp.                                                         182,354        579,886
Visual Networks, Inc.                                                  118,632        355,896
                                                                                -------------
                                                                                      935,782
                                                                                -------------
TECHNOLOGY-  COMPUTER SERVICE SOFTWARE & SYSTEM           16.5%
Astea International, Inc.                                               36,966        297,207
Communication Intelligence Corp.                                       187,211         76,757
Datatrak International, Inc.                                            44,052        740,074
Moldflow Corp.                                                          32,545        520,395
Mind CTI Ltd.                                                          211,400        822,347
Merge Technologies, Inc.                                                41,918        735,662
Perficient, Inc.                                                        60,570        465,783
SafeNet, Inc.                                                           19,100        559,821
SI International, Inc.                                                  25,424        702,465
Smith Micro Software, Inc.                                             126,015        616,213
Youbet.com, Inc.                                                       103,693        607,641
VASCO Data Security International, Inc.                                127,008        797,611
                                                                                -------------
                                                                                    6,941,976
                                                                                -------------

TECHNOLOGY- ELECTRONICS SEMI-CONDUCTORS                    4.6%
International DisplayWorks, Inc.                                       142,900      1,361,837
Mips Technologies, Inc.                                                 52,200        600,300
                                                                                -------------
                                                                                    1,962,137
                                                                                -------------
Total Common Stocks                                                             $  41,664,569
(Cost:  $29,694,589)
RIGHTS                                                     0.0%
Miltope Group, Inc.                                                    145,500              0
                                                                                -------------
Total Rights                                                                                0
                                                                                -------------
(Cost:  $0)

Total Investments                                         98.4%                 $  41,664,569
(Cost:  $29,694,589)

Other Assets Less Liabilities                              1.6%                       698,311
                                                                                -------------
Net Assets - 100%                                                               $  42,362,880
                                                                                =============
(Equivalent to $16.43 per share based on
 2,577,932 shares outstanding)

Oberweis Emerging Growth Portfolio
Portfolio of Investments
March 31, 2005 (Unaudited)

                                                                       Number     Portfolio
Company Name                                                         Of Shares      Value
---------------------------------------------------------------------------------------------
COMMON STOCK                                              99.9%
CONSUMER DISCRETIONARY-  ADVERTISING AGENCY                8.0%
aQuantive, Inc.                                                        405,600      4,465,656
Greenfield Online, Inc.                                                137,380      2,699,517
ValueClick, Inc.                                                       169,300      1,796,273
Ventiv Health, Inc.                                                    136,450      3,138,350
                                                                                -------------
                                                                                   12,099,796
                                                                                -------------
CONSUMER DISCRETIONARY-  COMMERCIAL INFORMATION SERVICE    1.9%
Audible, Inc.                                                          134,654      1,820,522
Ask Jeeves, Inc.                                                        36,100      1,013,688
                                                                                -------------
                                                                                    2,834,210
                                                                                -------------
CONSUMER DISCRETIONARY-  CONSUMER PRODUCTS                 1.6%
USANA Health Sciences, Inc.                                             51,165      2,420,104
                                                                                -------------
CONSUMER DISCRETIONARY-  RETAIL                            2.7%
Build-A-Bear Workshop, Inc.                                             61,927      1,898,063
Chico's FAS, Inc.                                                       75,698      2,139,225
                                                                                -------------
                                                                                    4,037,288
                                                                                -------------
CONSUMER DISCRETIONARY-  SERVICE COMMERCIAL                1.5%
Ctrip.com International Ltd.                                            60,746      2,299,236
                                                                                -------------
CONSUMER DISCRETIONARY-  SHOES                             1.4%
Deckers Outdoor Corp.                                                   60,107      2,148,224
                                                                                -------------
CONSUMER DISCRETIONARY-  WHOLESALE                         3.2%
Central European Distribution Corp.                                    145,227      4,834,607
                                                                                -------------
CONSUMER STAPLES-  SOFT DRINKS                             2.6%
Hansen Natural Corp.                                                    65,731      3,940,705
                                                                                -------------
FINANCIAL SERVICES-  BANKS                                 0.4%
Mercantile Bank Corp.                                                   14,300        584,584
                                                                                -------------
FINANCIAL SERVICES-  DIVERSE                               2.5%
Euronet Worldwide, Inc.                                                134,368      3,836,206
                                                                                -------------
FINANCIAL SERVICES-  INSURANCE                             0.6%
HealthExtras, Inc.                                                      54,115        901,015
                                                                                -------------
FINANCIAL SERVICES-  MISCELLANEOUS                         1.5%
Portfolio Recovery Associates, Inc.                                     68,000      2,314,040
                                                                                -------------
HEALTH CARE-  BIOTECHNOLOGY                                3.9%
Anika Therapeutics, Inc.                                                93,409      1,195,635
ArthroCare Corp.                                                        52,481      1,495,708
InKine Pharmaceutical Co.                                              137,529        426,340
Kensey Nash Corp.                                                       49,874      1,350,588
Vnus Medical Technologies, Inc.                                        121,686      1,409,124
                                                                                -------------
                                                                                    5,877,395
                                                                                -------------

HEALTH CARE-  DRUGS & PHARMACEUTICALS                     10.3%
Able Laboratories, Inc.                                                 68,955      1,617,684
Bone Care International, Inc.                                           91,861      2,382,874
Connetics Corp.                                                         69,295      1,752,471
Kos Pharmaceuticals, Inc.                                               67,898      2,829,989
SFBC International, Inc.                                               110,400      3,890,496
Salix Pharmaceuticals Ltd.                                              44,852        739,609
United Therapeutics Corp.                                               47,991      2,192,948
                                                                                -------------
                                                                                   15,406,071
                                                                                -------------
HEALTH CARE-  ELECTRONIC MEDICAL SYSTEMS                   1.0%
Hologic, Inc.                                                           48,187      1,535,961
                                                                                -------------
HEALTH CARE-  FACILITIES                                   6.4%
American Healthways, Inc.                                               67,325      2,223,072
LCA-Vision, Inc.                                                       219,921      7,323,369
                                                                                -------------
                                                                                    9,546,441
                                                                                -------------
HEALTH CARE-  MANAGEMENT SERVICES                          1.2%
Centene Corp.                                                           62,144      1,863,699
                                                                                -------------
HEALTH CARE-  MEDICAL & DENTAL SERVICES                    3.6%
American Science & Engineering, Inc.                                    19,180        857,538
Kyphon, Inc.                                                            79,000      1,988,430
LifeCell Corp.                                                          87,424        778,074
Laserscope, Inc.                                                        58,800      1,866,312
                                                                                -------------
                                                                                    5,490,354
                                                                                -------------
MATERIAL & PRODUCTS-  BUILDINGS MATERIALS                  1.0%
Trex Co., Inc.                                                          35,068      1,557,370
                                                                                -------------
MATERIAL & PRODUCER-  MISCELLANEOUS                        2.0%
Ceradyne, Inc.                                                         137,250      3,070,282
                                                                                -------------
MATERIAL PRODUCTS- TEXTILE                                 0.3%
DHB Industries, Inc.                                                    55,382        487,362
                                                                                -------------
OTHER ENERGY-  MISCELLANEOUS                               2.5%
Veritas DGC, Inc.                                                      124,666      3,734,993
                                                                                -------------
OTHER ENERGY-  OIL CRUDE PRODUCER                          5.4%
Carrizo Oil & Gas, Inc.                                                254,111      4,317,346
Petroleum Development Corp.                                             28,086      1,058,561
Whiting Petroleum Corp.                                                 66,621      2,716,804
                                                                                -------------
                                                                                    8,092,711
                                                                                -------------
PRODUCER DURABLES-  AEROSPACE                              1.2%
MTC Technologies, Inc.                                                  56,222      1,827,215
                                                                                -------------
PRODUCER DURABLES-  HOMEBUILDING                           1.7%
Desarrolladora Homex S.A. Development Corp.                            105,359      2,589,724
                                                                                -------------
PRODUCER DURABLES-  MACHINERY CONSTRUCTION                 1.2%
A.S.V., Inc.                                                            44,067      1,747,036
                                                                                -------------

PRODUCER DURABLES-  MISCELLANEOUS                          1.4%
Turbochef Technologies, Inc.                                           144,745      2,155,253
                                                                                -------------
PRODUCER DURABLES-  PRODUCTION TECHNOLOGY                  0.9%
Rudolph Technologies, Inc.                                              86,652      1,304,979
                                                                                -------------
TECHNOLOGY-  COMMUNICATION TECHNOLOGY                      5.9%
Alvarion Ltd.                                                          134,848      1,289,147
Audiocodes Ltd.                                                        212,310      2,390,611
Catapult Communications Corp.                                           29,325        626,089
Ulticom, Inc.                                                          121,802      1,355,656
Ixia                                                                   180,941      3,197,227
                                                                                -------------
                                                                                    8,858,730
                                                                                -------------
TECHNOLOGY-  COMPUTER TECHNOLOGY                           2.5%
M-Systems Flash Disk Pioneers Ltd.                                     105,740      2,330,510
Synaptics, Inc.                                                         60,661      1,407,335
                                                                                -------------
                                                                                    3,737,845
                                                                                -------------
TECHNOLOGY-  COMPUTER SERVICES SOFTWARE  & SYSTEMS         9.7%
Altiris, Inc.                                                          118,821      2,833,882
Digital River, Inc.                                                     85,818      2,674,089
eCollege.com, Inc.                                                       8,285        107,208
Merge Technologies, Inc.                                               108,313      1,900,893
PDF Solutions, Inc.                                                     65,758        920,612
Rightnow Technologies, Inc.                                            152,555      1,870,324
Radvision Ltd.                                                         132,054      1,671,804
SafeNet, Inc.                                                           84,446      2,475,112
                                                                                -------------
                                                                                   14,453,924
                                                                                -------------
TECHNOLOGY-  ELECTRONICS                                   0.4%
BEI Technologies, Inc.                                                  24,558        588,655
                                                                                -------------
TECHNOLOGY-  ELECTRONICS SEMI-CONDUCTORS                   9.5%
Powerdsine Ltd.                                                        209,906      2,147,338
Sigmatel, Inc.                                                          94,717      3,545,258
Silicon Image, Inc.                                                    169,778      1,707,967
Tessera Technologies, Inc.                                             160,300      6,929,770
                                                                                -------------
                                                                                   14,330,333
                                                                                -------------
Total Common Stocks                                                             $ 150,506,348
(Cost:  $112,893,727)

COMMERCIAL PAPER                                           0.9%
General Motors Acceptance Corp. Commercial Paper                                    1,400,000
2.90%, due 04/05/05                                                             -------------

Total Commercial Paper                                                              1,400,000
(Cost:  $1,400,000)                                                             -------------

Total Investments                                        100.8%                   151,906,348
(Cost:  $114,293,727)

Other Liabilities Less Assets                             (0.8%)                   (1,262,128)
                                                                                -------------

Net Assets - 100%                                                               $ 150,644,220
                                                                                =============
(Equivalent to $25.15 per share based on
 5,989,334 shares outstanding)

Oberweis Mid-Cap Portfolio
Portfolio of Investments
March 31, 2005 (Unaudited)

                                                                       Number     Portfolio
Company Name                                                         of Shares      Value
---------------------------------------------------------------------------------------------
COMMON STOCK                                              99.2%
AUTOMOTIVE & TRANSPORTATION-  AUTOMOTIVE TRUCKS & PARTS    1.2%
Modine Manufacturing Co.                                                 3,715        108,961
                                                                                -------------
CONSUMER DISCRETIONARY-  COMMERCIAL INFORMATION SERVICE    4.9%
Audible, Inc.                                                           17,689        239,155
Ask Jeeves, Inc.                                                         6,627        186,086
                                                                                -------------
                                                                                      425,241
                                                                                -------------
CONSUMER DISCRETIONARY-  CONSUMER ELECTRONICS              3.0%
InfoSpace, Inc.                                                          6,449        263,313
                                                                                -------------
CONSUMER DISCRETIONARY-  EDUCATION SERVICES                1.1%
Career Education Corp.                                                   2,682         91,885
                                                                                -------------
CONSUMER DISCRETIONARY-  HOUSEHOLD FURNISHINGS             1.7%
Tempur Pedic International, Inc.                                         8,097        151,090
                                                                                -------------
CONSUMER DISCRETIONARY-  RETAIL                            6.0%
Build-A-Bear Workshop, Inc.                                              2,918         89,437
Chico's FAS, Inc.                                                        7,640        215,906
Urban Outfitters, Inc.                                                   4,517        216,680
                                                                                -------------
                                                                                      522,023
                                                                                -------------
CONSUMER DISCRETIONARY-  TEXTILE                           4.0%
Coach, Inc.                                                              4,000        226,520
Quicksilver, Inc.                                                        4,360        126,571
                                                                                -------------
                                                                                      353,091
                                                                                -------------
FINANCIAL SERVICES-  DIVERSE FINANCIAL SERVICES            2.5%
Euronet Worldwide, Inc.                                                  7,661        218,722
                                                                                -------------
FINANCIAL SERVICES-  INSURANCE - PROPERTY & CASUALTY       1.2%
Endurance Specialty Holdings Ltd.                                        2,689        101,752
                                                                                -------------
HEALTH CARE-  BIOTECHNOLOGY RESEARCH & PRODUCTION          5.0%
Celgene Corp.                                                            6,000        204,300
Cephalon, Inc.                                                           5,000        234,150
                                                                                -------------
                                                                                      438,450
                                                                                -------------
HEALTH CARE-  DRUGS & PHARMACEUTICALS                      8.8%
American Pharmaceuticals Partners, Inc.                                  5,686        294,194
Connetics Corp.                                                          5,677        143,571
Kos Pharmaceuticals, Inc.                                                6,270        261,334
Pharmion Corp.                                                           2,544         73,776
                                                                                -------------
                                                                                      772,875
                                                                                -------------

HEALTH CARE-  ELECTRONIC MEDICAL SYSTEMS                   6.0%
Given Imaging Ltd.                                                       6,000        177,180
Intuitive Surgical, Inc.                                                 7,577        344,526
                                                                                -------------
                                                                                      521,706
                                                                                -------------
HEALTH CARE-  SERVICES                                     1.7%
IDX Systems Corp.                                                        4,369        151,735
                                                                                -------------
HEALTH CARE-  MEDICAL & DENTAL INSTRUMENTS / SUPPLIES      3.1%
CYTYC Corp.                                                              7,000        161,070
ResMed, Inc.                                                             1,918        108,175
                                                                                -------------
                                                                                      269,245
                                                                                -------------
MATERIAL PRODUCERS-  METAL FABRICATING                     2.6%
Maverick Tube Corp.                                                      7,000        227,570
                                                                                -------------
MATERIAL PRODUCERS-  MISCELLANEOUS MATERIALS & COMMODITIES 1.5%
Ceradyne, Inc.                                                           5,878        131,491
                                                                                -------------
OTHER ENERGY-  CRUDE OIL PRODUCER                          3.7%
PetroKazakhstan, Inc.                                                    8,084        324,734
                                                                                -------------
OTHER ENERGY-  MACHINE OILWELL                             2.5%
Patterson-UTI Energy, Inc.                                               8,644        216,273
                                                                                -------------
OTHER ENERGY-  MISCELLANEOUS                               2.7%
Veritas DGC, Inc.                                                        7,890        236,384
                                                                                -------------
PRODUCER DURABLES-  HOMEBUILDING                           3.7%
Desarrolladora Homex, S.A. Development Corp.                            13,000        319,540
                                                                                -------------
PRODUCER DURABLES-  MACHINERY                              2.8%
Engineered Support Systems, Inc.                                         4,500        240,840
                                                                                -------------
TECHNOLOGY-  COMMUNICATION TECHNOLOGY                      3.4%
J2 Global Communication, Inc.                                            4,198        144,033
L-3 Communications Holdings, Inc.                                        2,113        150,065
                                                                                -------------
                                                                                      294,098
                                                                                -------------
TECHNOLOGY-  COMPUTER SERVICES SOFTWARE & SYSTEMS         14.1%
AutoDesk, Inc.                                                           6,001        178,590
Akamai Technologies, Inc.                                               19,735        251,227
Cognizant Technology Solutions Corp.                                     5,693        263,017
Digital River, Inc.                                                      5,190        161,720
F5 Networks, Inc.                                                        3,655        184,541
SRA International, Inc.                                                  3,302        198,946
                                                                                -------------
                                                                                    1,238,041
                                                                                -------------
TECHNOLOGY-  COMPUTER TECHNOLOGY                           3.9%
Cogent, Inc.                                                            10,180        256,332
Nvidia Corp.                                                             3,743         88,934
                                                                                -------------
                                                                                      345,266
                                                                                -------------
TECHNOLOGY-  ELECTRONICS - SEMI-CONDUCTORS                 8.1%
Marvell Technology Group Ltd.                                            5,299        203,164
Sigmatel, Inc.                                                          10,756        402,597
Silicon Image, Inc.                                                     10,088        101,485
                                                                                -------------
                                                                                      707,246
                                                                                -------------

Total Common Stocks                                                             $   8,671,572
                                                                                -------------
(Cost:  $7,262,673)

Total Investments                                         99.2%                     8,671,572
(Cost:  $7,262,673)

Other Assets Less Liabilities                              0.8%                        73,703
                                                                                -------------

Net Assets - 100%                                                               $   8,745,275
                                                                                =============
(Equivalent to $10.99 per share based on
795,601 shares outstanding)

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act"), are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Oberweis Funds

By:  /s/ James W. Oberweis
    --------------------------------
     James W. Oberweis
     Principal Executive Officer

Date: May 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ James W. Oberweis
    --------------------------------
     James W. Oberweis
     Principal Executive Officer

Date: May 25, 2005

By:  /s/ Patrick B. Joyce
    --------------------------------
     Patrick B. Joyce
     Principal Financial Officer

Date: May 25, 2005